Stockholders' Equity (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Loss on settlement of accounts payable and accrued expenses					$ 2,123,129
Loss on settlement of debt (Note 4)					(351,021)	(1,739,329)
Total loss on settlement	$ 47,671	$ 0	$ 324,656	$ (2,941,826)	$ (4,447,732)	$ (3,862,458)